THE
CUTLER
TRUST

FILED VIA EDGAR

July 8, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Cutler Trust
File No. 33-52850

Ladies and Gentlemen:

On behalf of the Cutler Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the Prospectus, Statement of Additional Information (the “SAI”) and Summary Prospectus for the Cutler Emerging Markets Fund, a new series of the Registrant, as filed with the Commission pursuant to Rule 497(c) under the Securities Act on July 1, 2015 (accession number 0001111830-15-000458) and pursuant to Rule 497(k) under the Securities Act on July 1, 2015 (accession number 0001111830-15-000459), respectively.  The Prospectus, SAI and Summary Prospectus are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3418 if you have any questions concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary